Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Transactions with Significant Shareholders, their Affiliates and Other Related Parties

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Sales & other services	—	—	1
Other purchases	15	12	1
Accounts receivable	7	7	7
Accounts payable	52	51	51